Financial Investments - Additional Information (Detail) - Cash and Cash Equivalent and Financial Investments [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Interbank Interest Equivalent Percent	98.83%	100.10%
Brazil, Brazil Real [member]
Disclosure of financial assets [line items]
Weighted average interest rate	4.34%	2.80%
United States of America, Dollars [member]
Disclosure of financial assets [line items]
Weighted average interest rate	0.54%	0.83%